Reverse takeover, Purchase Price (FY) (Details)	Nov. 04, 2022 USD ($) shares	Nov. 06, 2024	Nov. 04, 2022 $ / shares	Nov. 04, 2022 USD ($) $ / shares
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Consolidation ratio		0.9692
DevvStream Holdings, Inc. [Member]
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Consolidation ratio				28.09
DevvStream Holdings, Inc. [Member] | DESG [Member]
Purchase Price [Abstract]
Fair value of shares retained by former shareholders of the Company (1,249,789 post 28.09:1 consolidation shares at CAD$0.60 ($0.44))				$ 551,820
Amounts due from the Company				$ 14,425
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Number of shares retained on reverse takeover (in shares) | shares	1,249,789
Consolidation ratio				28.09
Fair value per share (in dollars per share) | (per share)			$ 0.6	$ 0.44
DevvStream Holdings, Inc. [Member] | Finco [Member]
Purchase Price [Abstract]
Fair value of shares issued to former shareholders of Finco (5,456,250 shares at CAD$0.60 ($0.44))				$ 2,409,100
Fair value of replacement Finco warrants				760,932
Amounts due to Finco				(3,014,157)
Total consideration	$ 722,120
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Cash				10
Accounts payable and accrued liabilities				(75,396)
Total net assets (liabilities)				(75,386)
Reduction to additional paid-in capital as a result of the recapitalization				$ 797,506
Fair value per share (in dollars per share) | (per share)			$ 0.6	$ 0.44
Number of shares issued (in shares) | shares	5,456,250